UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10603

Western Asset Premier Bond Fund

(Exact Name of Registrant as Specified In Its Charter)

385 East Colorado Boulevard

Pasadena, CA 91101

Address of Principal Executive Offices:

Charles A. Ruys de Perez

385 East Colorado Boulevard

Pasadena, CA 91101

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1 – Schedule of Investments

Western Asset Premier Bond Fund

September 30, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — 155.5%
Corporate Bonds and Notes — 94.2%
Aerospace and Defense — 2.2%
DRS Technologies Inc.	6.625%	2/1/16	$300,000		$303,000
L-3 Communications Corp.	6.375%	10/15/15	535,000		492,200
Northrop Grumman Corp.	7.750%	2/15/31	1,000,000		1,148,121
Sequa Corp.	11.750%	12/1/15	90,000		75,600	A
Sequa Corp.	13.500%	12/1/15	93,037		78,151	A,B
The Boeing Co.	6.125%	2/15/33	600,000		579,717

					2,676,789

Airlines — 10.6%
America West Airlines Inc.	8.057%	7/2/20	2,774,887		2,330,905
Continental Airlines Inc.	7.160%	3/24/13	802,861		655,798
Continental Airlines Inc.	6.900%	1/2/18	977,786		860,451
Continental Airlines Inc.	6.820%	5/1/18	913,728		781,237
Continental Airlines Inc.	6.545%	2/2/19	1,788,051		1,519,843
Continental Airlines Inc.	8.048%	11/1/20	671,752		634,806
Continental Airlines Inc.	6.703%	6/15/21	887,932		745,863
DAE Aviation Holdings Inc.	11.250%	8/1/15	460,000		427,800	A
Northwest Airlines Corp.	7.575%	9/1/20	683,006		590,800
Northwest Airlines Inc.	3.278%	8/6/13	2,251,186		1,710,902	C
United Air Lines Inc.	7.032%	10/1/10	199,585		197,838
United Air Lines Inc.	7.186%	4/1/11	41,863		41,642
United Air Lines Inc.	6.602%	9/1/13	383,827		380,389
US Airways Pass-Through Trust	6.850%	1/30/18	2,628,393		2,286,702

					13,164,976

Auto Components — 0.2%
Visteon Corp.	8.250%	8/1/10	122,000		101,260
Visteon Corp.	12.250%	12/31/16	313,000		187,800	A

					289,060

Automobiles — 1.8%
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	1,000,000		1,011,317
DaimlerChrysler NA Holding Corp.	8.500%	1/18/31	1,000,000		1,004,769
General Motors Corp.	8.375%	7/15/33	420,000		168,000

					2,184,086

Building Products — 0.6%
Associated Materials Inc.	0.000%	3/1/14	675,000		435,375	D
Nortek Inc.	8.500%	9/1/14	185,000		105,450
NTK Holdings Inc.	0.000%	3/1/14	500,000		215,000	D

					755,825

Capital Markets — 3.9%
Credit Suisse Nassau	6.790%	10/29/09	31,200,000	RUB	1,182,340	A
Credit Suisse Nassau	7.000%	10/27/11	10,400,000	RUB	370,816	A
Credit Suisse USA Inc.	6.500%	1/15/12	1,125,000		1,110,145
Morgan Stanley	6.600%	4/1/12	1,500,000		1,089,570

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Capital Markets — Continued
The Goldman Sachs Group Inc.	6.600%	1/15/12	$1,200,000	$1,118,626

				4,871,497

Chemicals — 2.3%
Georgia Gulf Corp.	9.500%	10/15/14	20,000	12,300
Georgia Gulf Corp.	10.750%	10/15/16	415,000	186,750
Huntsman International LLC	7.875%	11/15/14	95,000	81,700
The Dow Chemical Co.	6.000%	10/1/12	2,500,000	2,528,223
Westlake Chemical Corp.	6.625%	1/15/16	70,000	59,500

				2,868,473

Commercial Services and Supplies — 2.3%
Interface Inc.	10.375%	2/1/10	400,000	408,000
Rental Service Corp.	9.500%	12/1/14	300,000	227,250
US Investigations Services Inc.	10.500%	11/1/15	310,000	275,900	A
Waste Management Inc.	7.375%	5/15/29	2,000,000	1,893,738
Waste Management Inc.	7.750%	5/15/32	40,000	39,357

				2,844,245

Communications Equipment — 0.1%
EchoStar DBS Corp.	7.750%	5/31/15	120,000	101,700
Motorola Inc.	7.625%	11/15/10	64,000	64,662

				166,362

Computers and Peripherals — 0.2%
International Business Machines Corp.	4.750%	11/29/12	240,000	240,255

Consumer Finance — 3.3%
Ford Motor Credit Co.	5.538%	1/13/12	70,000	44,782	C
Ford Motor Credit Co.	12.000%	5/15/15	1,030,000	786,004
Ford Motor Credit Co.	8.000%	12/15/16	680,000	429,949
GMAC LLC	6.875%	8/28/12	150,000	59,622
GMAC LLC	8.000%	11/1/31	1,530,000	577,234
HSBC Finance Corp.	4.750%	7/15/13	1,670,000	1,502,472
SLM Corp.	8.450%	6/15/18	1,020,000	693,600

				4,093,663

Containers and Packaging — 0.3%
Graham Packaging Co. Inc.	9.875%	10/15/14	163,000	141,810
Graphic Packaging International Corp.	9.500%	8/15/13	210,000	190,050

				331,860

Distributors — 0.2%
Keystone Automotive Operations Inc.	9.750%	11/1/13	480,000	254,400

Diversified Consumer Services — 0.3%
Education Management LLC	8.750%	6/1/14	70,000	58,450
Education Management LLC	10.250%	6/1/16	170,000	136,000
Service Corp. International	6.750%	4/1/16	140,000	119,700
Service Corp. International	7.625%	10/1/18	5,000	4,475
Service Corp. International	7.500%	4/1/27	60,000	45,900

				364,525

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — 8.8%
AAC Group Holding Corp.	0.000%	10/1/12	$440,000	$435,600	A,D
Air 2 US	8.027%	10/1/19	434,125	347,300	A
Bank of America Corp.	8.000%	12/29/49	1,360,000	1,076,939	D
Boeing Capital Corp.	6.500%	2/15/12	1,000,000	1,062,636
Boeing Capital Corp.	5.800%	1/15/13	400,000	414,497
CCM Merger Inc.	8.000%	8/1/13	140,000	113,750	A
Citigroup Inc.	6.625%	6/15/32	1,000,000	724,637
DI Finance LLC	9.500%	2/15/13	502,000	491,960
General Electric Capital Corp.	3.750%	12/15/09	740,000	714,597
General Electric Capital Corp.	6.000%	6/15/12	700,000	675,622
General Electric Capital Corp.	5.450%	1/15/13	250,000	233,562
JPMorgan Chase and Co.	5.750%	1/2/13	1,750,000	1,675,378
JPMorgan Chase and Co.	5.125%	9/15/14	1,300,000	1,158,580
Liberty Media LLC	3.750%	2/15/30	1,860,000	837,000	E
TNK-BP Finance SA	7.875%	3/13/18	420,000	294,000	A
Vanguard Health Holding Co. II LLC	9.000%	10/1/14	735,000	709,275

				10,965,333

Diversified Telecommunication Services — 3.6%
AT&T Inc.	6.250%	3/15/11	1,000,000	1,010,650
BellSouth Corp.	6.000%	10/15/11	1,000,000	1,002,000
Cincinnati Bell Inc.	6.300%	12/1/28	25,000	17,750
Citizens Communications Co.	9.250%	5/15/11	90,000	90,000
Citizens Communications Co.	7.875%	1/15/27	115,000	86,250
Citizens Communications Co.	7.050%	10/1/46	25,000	14,250
Hawaiian Telcom Communications Inc.	12.500%	5/1/15	135,000	18,900
Level 3 Financing Inc.	9.250%	11/1/14	660,000	498,300
MetroPCS Wireless Inc.	9.250%	11/1/14	35,000	32,725
Qwest Communications International Inc.	7.250%	2/15/11	160,000	151,600
Qwest Communications International Inc.	7.500%	2/15/14	140,000	121,100
Qwest Corp.	7.875%	9/1/11	390,000	374,400
Qwest Corp.	7.500%	10/1/14	150,000	129,750
Telcordia Technologies Inc.	10.000%	3/15/13	485,000	390,425	A
Windstream Corp.	8.625%	8/1/16	635,000	585,787

				4,523,887

Electric Utilities — 6.4%
Duke Energy Corp.	6.250%	1/15/12	250,000	257,380
Energy Future Holdings Corp.	11.250%	11/1/17	1,580,000	1,335,100	A,B
FirstEnergy Corp.	6.450%	11/15/11	610,000	612,910
FirstEnergy Corp.	7.375%	11/15/31	3,040,000	2,826,416
IPALCO Enterprises Inc.	8.625%	11/14/11	130,000	130,650	F
Niagara Mohawk Power Corp.	7.750%	10/1/08	1,500,000	1,500,000
Orion Power Holdings Inc.	12.000%	5/1/10	150,000	145,500
Progress Energy Inc.	7.100%	3/1/11	117,000	120,220
Progress Energy Inc.	6.850%	4/15/12	750,000	771,780
TXU Electric Delivery Co.	7.000%	9/1/22	250,000	209,907

				7,909,863

Energy Equipment and Services — 1.2%
Complete Production Services Inc.	8.000%	12/15/16	150,000	142,500
EEB International Ltd.	8.750%	10/31/14	820,000	815,900	A

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Energy Equipment and Services — Continued
Gulfmark Offshore Inc.	7.750%	7/15/14	$270,000	$253,800
Pride International Inc.	7.375%	7/15/14	240,000	229,200

				1,441,400

Food and Staples Retailing — 4.1%
CVS Caremark Corp.	6.943%	1/10/30	1,974,427	1,869,684	A
CVS Corp.	5.789%	1/10/26	875,994	800,528	A
CVS Lease Pass-Through Trust	5.880%	1/10/28	955,497	882,429	A
CVS Lease Pass-Through Trust	6.036%	12/10/28	959,867	861,528	A
Delhaize America Inc.	9.000%	4/15/31	166,000	174,258
Safeway Inc.	5.800%	8/15/12	500,000	506,659

				5,095,086

Food Products — 0.2%
Dole Food Co. Inc.	7.250%	6/15/10	285,000	250,800

Gas Utilities — 0.4%
Southern Natural Gas Co.	8.000%	3/1/32	20,000	18,611
Suburban Propane Partners LP	6.875%	12/15/13	580,000	513,300

				531,911

Health Care Providers and Services — 3.5%
Community Health Systems Inc.	8.875%	7/15/15	200,000	190,000
DaVita Inc.	6.625%	3/15/13	70,000	66,500
DaVita Inc.	7.250%	3/15/15	300,000	285,000
HCA Inc.	6.250%	2/15/13	85,000	70,975
HCA Inc.	6.375%	1/15/15	430,000	338,625
HCA Inc.	9.250%	11/15/16	195,000	189,637
HCA Inc.	9.625%	11/15/16	380,000	361,000	B
HCA Inc.	7.690%	6/15/25	90,000	66,892
HCA Inc.	7.500%	11/15/95	185,000	122,779
Tenet Healthcare Corp.	9.250%	2/1/15	2,810,000	2,655,450

				4,346,858

Hotels, Restaurants and Leisure — 1.5%
Buffets Inc.	12.500%	11/1/14	265,000	2,650	G
Caesars Entertainment Inc.	8.125%	5/15/11	920,000	542,800
Denny’s Holdings Inc.	10.000%	10/1/12	90,000	81,900
El Pollo Loco Inc.	11.750%	11/15/13	195,000	186,225
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	530,000	360,400
MGM MIRAGE	8.500%	9/15/10	10,000	9,200
Pokagon Gaming Authority	10.375%	6/15/14	233,000	235,912	A
River Rock Entertainment Authority	9.750%	11/1/11	180,000	165,600
Sbarro Inc.	10.375%	2/1/15	100,000	68,500
Snoqualmie Entertainment Authority	6.875%	2/1/14	110,000	79,200	A,C
Station Casinos Inc.	7.750%	8/15/16	205,000	111,213
Station Casinos Inc.	6.625%	3/15/18	100,000	26,500

				1,870,100

Household Durables — 0.5%
American Greetings Corp.	7.375%	6/1/16	20,000	18,200
K Hovnanian Enterprises Inc.	8.625%	1/15/17	120,000	73,200

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Household Durables — Continued
Norcraft Cos.	9.000%	11/1/11	$360,000	$345,600
Norcraft Holdings LP	9.750%	9/1/12	155,000	139,500

				576,500

Independent Power Producers and Energy Traders — 3.4%
Dynegy Holdings Inc.	7.750%	6/1/19	650,000	520,000
Edison Mission Energy	7.750%	6/15/16	180,000	169,200
Edison Mission Energy	7.625%	5/15/27	20,000	16,200
Exelon Generation Co. LLC	6.950%	6/15/11	2,000,000	2,025,340
Mirant North America LLC	7.375%	12/31/13	350,000	329,000
NRG Energy Inc.	7.375%	2/1/16	505,000	454,500
NRG Energy Inc.	7.375%	1/15/17	225,000	204,750
The AES Corp.	8.000%	10/15/17	525,000	473,813
The AES Corp.	8.000%	6/1/20	100,000	87,500	A

				4,280,303

IT Services — 1.5%
Ceridian Corp.	12.250%	11/15/15	130,000	105,950	A,B
Electronic Data Systems Corp.	7.125%	10/15/09	700,000	711,283
Electronic Data Systems Corp.	7.450%	10/15/29	500,000	513,419
SunGard Data Systems Inc.	10.250%	8/15/15	630,000	546,525

				1,877,177

Leisure Equipment and Products — 1.4%
Eastman Kodak Co.	7.250%	11/15/13	1,800,000	1,683,000

Media — 6.5%
Affinion Group Inc.	10.125%	10/15/13	180,000	169,200
Affinion Group Inc.	11.500%	10/15/15	225,000	209,250
CCH I Holdings LLC	11.000%	10/1/15	927,000	611,820
CCH II Holdings LLC	10.250%	10/1/13	150,000	126,000
Charter Communications Holdings LLC	11.750%	5/15/11	110,000	63,800
Charter Communications Holdings LLC	12.125%	1/15/12	60,000	35,700
Charter Communications Operating LLC	10.875%	9/15/14	280,000	271,600	A
Clear Channel Communications Inc.	4.900%	5/15/15	700,000	208,250
CMP Susquehanna Corp.	9.875%	5/15/14	170,000	95,200
Comcast Cable Communications Inc.	6.750%	1/30/11	500,000	507,148
Comcast Corp.	5.900%	3/15/16	400,000	366,622
Comcast Corp.	7.050%	3/15/33	1,000,000	896,872
CSC Holdings Inc.	8.125%	7/15/09	30,000	29,700
CSC Holdings Inc.	8.125%	8/15/09	40,000	39,600
CSC Holdings Inc.	7.625%	4/1/11	50,000	48,000
CSC Holdings Inc.	6.750%	4/15/12	250,000	229,062
EchoStar DBS Corp.	7.000%	10/1/13	600,000	517,500
Idearc Inc.	8.000%	11/15/16	850,000	231,625
News America Holdings Inc.	8.875%	4/26/23	400,000	432,098
R.H. Donnelley Corp.	11.750%	5/15/15	250,000	152,500	A
R.H. Donnelley Corp.	8.875%	10/15/17	320,000	108,800
Time Warner Inc.	6.875%	5/1/12	1,400,000	1,388,094
Time Warner Inc.	7.700%	5/1/32	1,150,000	1,004,801
TL Acquisitions Inc.	10.500%	1/15/15	270,000	213,300	A

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Media — Continued
Tube City IMS Corp.	9.750%	2/1/15	$160,000	$142,400

				8,098,942

Metals and Mining — 2.4%
Alcoa Inc.	5.375%	1/15/13	750,000	723,414
CII Carbon LLC	11.125%	11/15/15	580,000	565,500	A
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	730,000	719,050
GTL Trade Finance Inc.	7.250%	10/20/17	428,000	410,362	A
Metals USA Inc.	11.125%	12/1/15	445,000	427,200
Noranda Aluminium Holding Corp.	8.578%	11/15/14	195,000	128,700	B,C

				2,974,226

Multi-Utilities — 0.8%
Dominion Resources Inc.	5.700%	9/17/12	770,000	762,585
MidAmerican Energy Holdings Co.	5.875%	10/1/12	250,000	247,805

				1,010,390

Multiline Retail — 0.6%
Dollar General Corp.	11.875%	7/15/17	325,000	300,625	B
The Neiman-Marcus Group Inc.	9.000%	10/15/15	260,000	217,750	B
The Neiman-Marcus Group Inc.	7.125%	6/1/28	330,000	239,250

				757,625

Oil, Gas and Consumable Fuels — 11.5%
Belden and Blake Corp.	8.750%	7/15/12	750,000	682,500
Chesapeake Energy Corp.	6.375%	6/15/15	480,000	428,400
Chesapeake Energy Corp.	6.625%	1/15/16	30,000	26,925
Chesapeake Energy Corp.	7.250%	12/15/18	255,000	234,600
Colorado Interstate Gas Co.	6.800%	11/15/15	150,000	142,103
ConocoPhillips	4.750%	10/15/12	900,000	885,096
DCP Midstream LP	7.875%	8/16/10	750,000	768,000
Devon Energy Corp.	7.950%	4/15/32	1,000,000	1,029,142
Devon Financing Corp. ULC	6.875%	9/30/11	2,000,000	2,086,122
El Paso Corp.	6.375%	2/1/09	333,000	333,834
El Paso Corp.	7.750%	6/15/10	1,496,000	1,513,214
El Paso Corp.	7.800%	8/1/31	190,000	160,078
Exco Resources Inc.	7.250%	1/15/11	465,000	439,425
Hess Corp.	7.875%	10/1/29	1,640,000	1,603,031
Hess Corp.	7.300%	8/15/31	60,000	54,914
International Coal Group Inc.	10.250%	7/15/14	220,000	196,350
KazMunaiGaz Exploration Production—GDR	8.375%	7/2/13	330,000	283,800	A
Kinder Morgan Energy Partners LP	7.125%	3/15/12	500,000	505,528
Occidental Petroleum Corp.	6.750%	1/15/12	500,000	538,984
Parker Drilling Co.	9.625%	10/1/13	300,000	291,000
Petrohawk Energy Corp.	9.125%	7/15/13	145,000	136,300
SemGroup LP	8.750%	11/15/15	305,000	30,500	A,G,H
Sonat Inc.	7.625%	7/15/11	500,000	506,018
Stone Energy Corp.	8.250%	12/15/11	160,000	148,800
The Williams Cos. Inc.	7.500%	1/15/31	902,000	820,802
The Williams Cos. Inc.	8.750%	3/15/32	85,000	87,156

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
Valero Energy Corp.	7.500%	4/15/32	$400,000	$375,720

				14,308,342

Paper and Forest Products — 1.7%
Appleton Papers Inc.	8.125%	6/15/11	5,000	4,388
Appleton Papers Inc.	9.750%	6/15/14	305,000	234,087
NewPage Corp.	9.051%	5/1/12	250,000	223,750	C
Weyerhaeuser Co.	6.750%	3/15/12	800,000	790,670
Weyerhaeuser Co.	7.375%	3/15/32	1,000,000	876,852

				2,129,747

Pharmaceuticals — N.M.
Leiner Health Products Inc.	11.000%	6/1/12	280,000	14,000	G,H

Real Estate Investment Trusts (REITs) — 0.2%
Ventas Inc.	6.750%	4/1/17	260,000	245,700

Real Estate Management and Development — 0.2%
Ashton Woods USA LLC	9.500%	10/1/15	125,000	56,250	I
Realogy Corp.	12.375%	4/15/15	495,000	168,300

				224,550

Road and Rail — 2.5%
Hertz Corp.	10.500%	1/1/16	645,000	538,575
Kansas City Southern Railway	7.500%	6/15/09	150,000	150,000
Kansas City Southern Railway	8.000%	6/1/15	200,000	197,000
Swift Transportation Co.	10.554%	5/15/15	90,000	27,900	A,C
Swift Transportation Co.	12.500%	5/15/17	325,000	107,250	A
Union Pacific Corp.	6.125%	1/15/12	2,000,000	2,036,184

				3,056,909

Semiconductors and Semiconductor Equipment — N.M.
Freescale Semiconductor Inc.	8.875%	12/15/14	25,000	17,250

Software — 0.1%
Activant Solutions Inc.	9.500%	5/1/16	165,000	122,100

Specialty Retail — 0.1%
Blockbuster Inc.	9.000%	9/1/12	210,000	150,150
Michaels Stores Inc.	11.375%	11/1/16	80,000	37,800

				187,950

Textiles, Apparel and Luxury Goods — 0.1%
Oxford Industries Inc.	8.875%	6/1/11	180,000	162,675

Thrifts and Mortgage Finance — N.M.
Washington Mutual Bank	5.500%	1/15/13	295,000	369

Tobacco — 0.2%
Alliance One International Inc.	11.000%	5/15/12	205,000	200,900

Trading Companies and Distributors — 0.5%
Ashtead Capital Inc.	9.000%	8/15/16	129,000	110,940	A
H&E Equipment Services Inc.	8.375%	7/15/16	345,000	255,300

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Trading Companies and Distributors — Continued
Penhall International Corp.	12.000%	8/1/14	$390,000	$269,100	A

				635,340

Transportation Infrastructure — 0.3%
Hawker Beechcraft Acquisition Co.	8.875%	4/1/15	330,000	298,650	B
Hawker Beechcraft Acquisition Co.	9.750%	4/1/17	70,000	62,650

				361,300

Wireless Telecommunication Services — 1.7%
AT&T Mobility LLC	6.500%	12/15/11	250,000	254,463
New Cingular Wireless Services Inc.	8.125%	5/1/12	500,000	533,290
Sprint Capital Corp.	8.375%	3/15/12	1,450,000	1,305,000

				2,092,753

Total Corporate Bonds and Notes (Cost — $133,084,961)				117,059,302

Asset-Backed Securities — 18.4%
Fixed Rate Securities — 8.0%
America West Airlines 1996-1 A	6.850%	7/2/09	54,500	53,671
Bear Stearns Asset Backed Securities Trust 2007-SD1 1A3A	6.500%	10/25/36	1,745,329	1,393,438
Captiva CBO 1997-1A A	6.860%	11/30/09	295,627	274,933	A,J
Contimortgage Home Equity Trust 1997-4 B1F	7.330%	10/15/28	612,081	499,641
Firstfed Corp. Manufactured Housing Contract 1996-1 B	8.060%	10/15/22	2,100,000	2,688,415	A
Global Franchise Trust 1998-1 A2	6.659%	10/10/11	1,106,961	1,001,301	A
Green Tree Financial Corp. 1992-2 B	9.150%	1/15/18	316,301	217,134
Green Tree Financial Corp. 1993-1 B	8.450%	4/15/18	417,353	372,562
Green Tree Home Improvement Loan Trust 1996-D HIB2	8.000%	9/15/27	108,131	75,482
Green Tree Recreational Equiptment & Consumer Trust 1996-C CTFS	7.650%	10/15/17	406,556	375,814
IndyMac Manufactured Housing Contract 1997-1 A5	6.970%	2/25/28	355,586	328,178
Lehman XS Trust 2007-1 WF1	7.000%	1/25/37	1,320,112	720,700
Pegasus Aviation Lease Securitization 2000-1 A2	8.370%	3/25/30	1,300,000	546,218	A
Structured Asset Securities Corp. 2002-AL1 A3	3.450%	2/25/32	1,172,002	926,466
Vanderbilt Mortgage Finance 1997-B 1B2	8.155%	10/7/26	455,130	455,169

				9,929,122

Indexed SecuritiesC — 6.6%
ACE Securities Corp. 2005-SD1 A1	2.872%	11/25/50	115,679	111,091
AmeriCredit Automobile Receivables Trust 2007-CM A3B	2.517%	5/7/12	2,500,000	2,346,499
Bayview Financial Asset Trust 2004-SSRA A1	3.072%	12/25/39	574,795	459,836	A
Citigroup Mortgage Loan Trust Inc. 2006-SHL1 A1	2.672%	11/25/45	402,672	312,953	A
Countrywide Asset-Backed Certificates 2007-13 2A1	3.372%	10/25/47	1,431,052	1,220,688
Countrywide Home Equity Loan Trust 2007-GW A	3.038%	11/15/28	2,237,427	1,566,395
CS First Boston Mortgage Securities Corp. 2004-CF2 2A1	2.942%	5/25/44	135,759	123,960	A
GSAA Home Equity Trust 2006-19 A3A	2.712%	12/25/36	1,000,000	432,393
Long Beach Mortgage Loan Trust 2005-WL2 3A1	2.652%	8/25/35	156,981	152,891
MSDWCC Heloc Trust 2003-2 A	2.732%	4/25/16	292,533	219,111
Residential Asset Mortgage Products Inc. 2004-RZ1 AII	2.952%	3/25/34	489,361	332,229

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
Residential Asset Securities Corp. 2001-KS3 AII	2.932%	9/25/31	$379,429	$317,817
Salomon Brothers Mortgage Securities VII 2002-CIT1	2.772%	3/25/32	662,546	631,867

				8,227,730

Stripped Securities — 0.5%
Bear Stearns Asset Backed Securities Trust 2006-SD3 1P0	0.000%	8/25/36	1,826,337	596,296	J2
Oakwood Mortgage Investors Inc. 2002-C AIO	6.000%	8/15/10	591,547	48,320	H,KJ

				644,616

Variable Rate SecuritiesK — 3.3%
BankAmerica Manufactured Housing Contract 1997-2 M	6.900%	4/10/28	100,000	132,752
Conseco Finance Securitizations Corp. 2002-1 A	6.681%	12/1/33	626,836	601,072
Greenpoint Manufactured Housing 1999-5 A5	7.820%	12/15/29	706,000	692,792
GSAMP Trust 2003-SEA2 A1	4.422%	7/25/33	2,463,287	2,083,149
Oakwood Mortgage Investors Inc. 2002-B A3	6.060%	3/15/25	339,175	303,315
Saxon Asset Securities Trust 2000-2 MF1	8.870%	7/25/30	286,469	283,325

				4,096,405

Total Asset-Backed Securities (Cost — $24,967,424)				22,897,873

Mortgage-Backed Securities — 19.0%
Fixed Rate Securities — 0.9%
Bear Stearns Asset Backed Securities Trust 2002-AC1 B4	7.000%	1/25/32	1,132,524	770,997	A
Enterprise Mortgage Acceptance Co. 1999-1 A1	6.420%	10/15/25	31,628	19,293	A
Metropolitan Asset Funding Inc. 1998-BI B1	8.000%	11/20/24	975,822	379,208

				1,169,498

Indexed SecuritiesC — 16.1%
Bayview Commercial Asset Trust 2005-3A A2	2.872%	11/25/35	896,408	807,820	A
Bella Vista Mortgage Trust 2004-2 A1	2.842%	2/25/35	2,664,535	1,802,473
BlackRock Capital Finance LP 1997-R2 B5	6.650%	12/25/35	578,068	57,806	A
CNL Funding 1998-1 C2	3.498%	9/18/11	3,360,000	1,680,156	A
Countrywide Alternative Loan Trust 2005-J12	2.742%	8/25/35	411,040	225,193
Countrywide Home Loans 2004-HYB5 7A1	4.547%	4/20/35	4,764,367	2,864,299
Countrywide Home Loans 2005-09 1A1	2.772%	5/25/35	2,051,217	1,332,843
Greenpoint Mortgage Funding Trust 2005-AR5 2A2	2.742%	11/25/46	4,018,802	1,699,070
Greenpoint Mortgage Funding Trust 2005-AR5 3A2	2.742%	11/25/46	2,445,516	1,029,488
Harborview Mortgage Loan Trust 2004-8 3A2	3.430%	11/19/34	246,009	159,298
Harborview Mortgage Loan Trust 2005-9 B10	4.221%	6/20/35	1,226,905	269,919
Impac CMB Trust 2A-10	2.792%	3/25/35	650,753	317,290
IndyMac Index Mortgage Loan Trust 2007-AR15 2A1	5.982%	8/25/37	6,560,745	4,222,813
Luminent Mortgage Trust 2006-6 A1	2.672%	10/25/46	1,538,540	952,619
Merit Securities Corp. 11PA B3	4.720%	9/28/32	850,000	93,517	A
Regal Trust IV 1999-1 A	4.611%	9/29/31	169,759	169,471	A
Structured Asset Securities Corp. 2002-9 A2	2.772%	10/25/27	1,425,682	1,317,608
Washington Mutual Inc. 2004-AR12 A2A	2.890%	10/25/44	253,190	196,609
Washington Mutual Mortgage Pass-Through Certificates 2006-AR5 3A	4.019%	7/25/46	1,642,362	788,334

				19,986,626

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Stripped Securities — 1.1%
IndyMac Index Mortgage Loan Trust 2005-AR14 BX	0.000%	7/25/35	$10,517,078	$197,721	H,K2
LB-UBS Commercial Mortgage Trust 2001-C3 X	1.149%	6/15/36	2,560,391	54,616	A,H,KJ
Prime Mortgage Trust 2005-2 2XB	1.743%	10/25/32	3,917,050	259,671	K1
Prime Mortgage Trust 2005-5 1X	0.871%	7/25/34	12,835,566	226,722	K1
Prime Mortgage Trust 2005-5 1XB	1.565%	7/25/34	3,210,601	194,497	K1
Residential Asset Mortgage Products, Inc. 2005-SL2 AP0	0.000%	2/25/32	575,784	459,575	K2

				1,392,802

Variable Rate SecuritiesK — 0.9%
Bear Stearns Alt-A Trust 2005 -10 21A1	5.729%	1/25/36	1,598,366	1,072,763

Total Mortgage-Backed Securities (Cost — $30,266,004)				23,621,689

U.S. Government Agency Mortgage-Backed Securities — 4.9%
Fixed Rate Securities — 4.9%
Fannie Mae	6.000%	11/1/37	4,150,536	4,208,532
Fannie Mae	6.500%	8/25/44	810,979	833,410
Freddie Mac	6.000%	12/1/37	992,502	1,005,651

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $6,061,844)				6,047,593

Yankee BondsI — 15.5%
Aerospace and Defense — 0.2%
Systems 2001 Asset Trust	6.664%	9/15/13	200,747	209,766	A

Chemicals — 0.2%
Methanex Corp.	8.750%	8/15/12	195,000	200,850
Montell Finance Co. BV	8.100%	3/15/27	200,000	90,000	A

				290,850

Commercial Banks — 1.2%
ATF Capital BV	9.250%	2/21/14	660,000	488,400	A
HSBK Europe BV	7.250%	5/3/17	600,000	360,000	A
ICICI Bank Ltd.	6.375%	4/30/22	284,000	196,025	A,D
TuranAlem Finance BV	8.250%	1/22/37	440,000	246,400	A
TuranAlem Finance BV	8.250%	1/22/37	440,000	246,400	A

				1,537,225

Containers and Packaging — 0.1%
Smurfit Kappa Funding PLC	7.750%	4/1/15	150,000	124,875

Diversified Financial Services — 0.6%
Lukoil International Finance BV	6.356%	6/7/17	340,000	258,400	A
UFJ Finance Aruba AEC	6.750%	7/15/13	500,000	524,253

				782,653

Diversified Telecommunication Services — 2.5%
Axtel SA	11.000%	12/15/13	221,000	227,078
Deutsche Telekom International Finance BV	5.250%	7/22/13	600,000	557,124
France Telecom SA	8.500%	3/1/31	600,000	650,938	F
Intelsat Bermuda Ltd.	11.250%	6/15/16	340,000	330,650
Nordic Telephone Co. Holdings ApS	8.875%	5/1/16	220,000	200,200	A
NTL Cable PLC	9.125%	8/15/16	790,000	661,625

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Diversified Telecommunication Services — Continued
Wind Acquisition Finance SA	10.750%	12/1/15	$500,000	$490,000	A

				3,117,615

Electric Utilities — 1.5%
Hydro-Quebec	6.300%	5/11/11	1,700,000	1,826,973

Energy Equipment and Services — 0.2%
Compagnie Generale de Geophysique-Veritas	7.500%	5/15/15	210,000	200,550

Foreign Governments — 0.5%
Republic of Argentina	7.000%	9/12/13	818,000	558,285
Republic of Honduras	1.926%	10/1/11	117,426	111,371	C
Republic of Venezuela	9.375%	1/13/34	2,000	1,390

				671,046

Industrial Conglomerates — 2.8%
Tyco International Group SA	6.375%	10/15/11	1,000,000	1,008,140
Tyco International Group SA	6.875%	1/15/21	2,615,000	2,495,364	A

				3,503,504

Insurance — 0.7%
XL Capital Ltd.	5.250%	9/15/14	1,000,000	864,970

Media — N.M.
Sun Media Corp.	7.625%	2/15/13	55,000	50,600

Metals and Mining — 0.4%
Evraz Group SA	8.875%	4/24/13	100,000	76,000	A
Novelis Inc.	7.250%	2/15/15	105,000	91,350
Vedanta Resources PLC	8.750%	1/15/14	330,000	294,294	A

				461,644

Oil, Gas and Consumable Fuels — 2.3%
Anadarko Finance Co.	6.750%	5/1/11	750,000	767,545
Anadarko Finance Co.	7.500%	5/1/31	1,000,000	916,987
Burlington Resources Finance Co.	7.400%	12/1/31	450,000	474,695
Gazprom	6.212%	11/22/16	280,000	221,413	A
Gazprom	6.510%	3/7/22	130,000	93,600	A
OPTI Canada Inc.	7.875%	12/15/14	240,000	212,400
OPTI Canada Inc.	8.250%	12/15/14	205,000	183,475

				2,870,115

Paper and Forest Products — 0.4%
Abitibi-Consolidated Co. of Canada	13.750%	4/1/11	520,000	517,400	A

Road and Rail — 1.0%
Canadian Pacific Railway Co.	6.250%	10/15/11	1,000,000	1,010,780
Grupo Transportacion Ferroviaria Mexicana SA de CV	9.375%	5/1/12	170,000	173,400

				1,184,180

Semiconductors and Semiconductor Equipment — 0.2%
NXP BV/NXP Funding LLC	7.875%	10/15/14	150,000	100,500
NXP BV/NXP Funding LLC	9.500%	10/15/15	155,000	79,825

				180,325

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Wireless Telecommunication Services — 0.7%
True Move Co. Ltd.	10.750%	12/16/13	$200,000		$135,000	A
True Move Co. Ltd.	10.750%	12/16/13	590,000		416,041	A
Vodafone Group PLC	7.750%	2/15/10	250,000		257,670

					808,711

Total Yankee Bonds (Cost — $21,081,036)					19,203,002

Preferred Stocks — 1.7%
Fannie Mae	5.375%		15	shs	48,750	E
Freddie Mac	5.160%		100		150	C
Freddie Mac	5.000%		200		360
Freddie Mac	8.375%		20,500		33,415	D
General Motors Corp.	5.250%		225,000		2,000,250	E

Total Preferred Stocks (Cost — $5,567,740)					2,082,925

Trust Preferred Securities — 1.8%
Corp-Backed Trust Certificates	7.375%		33,900		240,690
Corp-Backed Trust Certificates	8.000%		15,600		111,540
CORTS Trust for Ford Motor Co.	8.000%		155,100		1,060,884
PreferredPlus TR-CCR1	8.250%		5,100		36,975
SATURNS-F 2003-5	8.125%		104,100		728,700

Total Trust Preferred Securities (Cost — $5,033,601)					2,178,789

Total Long-Term Securities (Cost — $226,062,610)					193,091,173

Short-Term Securities — 8.3%
Foreign Government Obligations — 1.5%
Egypt Treasury Bills	0.000%	10/28/08	8,725,000	EGP	1,588,889	M
Egypt Treasury Bills	0.000%	11/11/08	1,825,000	EGP	331,699	M

Total Foreign Government Obligations (Cost — $1,903,297)					1,920,588

Repurchase Agreement — 6.8%
Merrill Lynch Government Securities Inc. 0.25%, dated 9/30/08, to be repurchased at $8,489,059 on 10/1/08 (Collateral: $8,531,000 Federal Home Loan Bank note, 3.500%, due 5/5/11, value $8,658,794)			$8,489,000		8,489,000

Total Short-Term Securities (Cost — $10,392,297)					10,409,588

Total Investments — 163.8% (Cost — $236,454,907)N					203,500,761
Other Assets Less Liabilities — (5.8)%					(7,265,784)
Liquidation value of preferred shares — (58.0)%					(72,000,000)

Net Assets Applicable to Common Shareholders — 100.0%					$124,234,977

Net Asset Value Per Share:					$10.83

N.M. Not Meaningful.

A

Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 23.98% of net assets.

B	Pay-in-Kind (“PIK”) security—A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
C

Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2008.

D

Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

E	Convertible Security—Security may be converted into the issuer’s common stock.
F	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
G	Bond is in default as of September 30, 2008.
H	Illiquid security valued at fair value under the procedures approved by the Board of Trustees.
I	Bond is in default subsequent to September 30, 2008.
J	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
K

Stripped Security—Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

L	The coupon rates shown on variable rate securities are the rates at September 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
M	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
N

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,646,257
Gross unrealized depreciation	(35,600,403)

Net unrealized depreciation	$(32,954,146)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

EGP — Egyptian Pound

RUB — Russian Ruble

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Trustees. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$203,500,761	$4,175,989	$199,324,772	—
Other Financial Instruments*
Derivatives	(7,530,842)	—	(7,530,842)	—
Reverse Repurchase Agreements	(12,741,185)	—	(12,741,185)	—

Total Value	$183,228,734	$4,175,989	$179,052,745	—

*	Other financial instruments include reverse repurchase agreements and derivatives, e.g. swaps contracts.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price, thereby determining the yield to the buyer during the buyer’s holding period. A reverse repurchase agreement involves the risk, among others, that the market value of the collateral retained by the fund may decline below the price of the securities the fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Swap Agreements

The Fund may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the accompanying statement of operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Risks may exceed amounts recognized on the statement of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

As of September 30, 2008, the annualized one-month London Interbank Offered Rate (“LIBOR”) was 3.93%.

The following is a summary of open credit default swap contracts outstanding as of September 30, 2008.

Western Asset Premier Bond

Agreement With:	Termination Date	The Fund Agrees to PayA	The Fund Will ReceiveA	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bpB, due 6/25/35)	April 25, 2035	1.28% Monthly	Specified amount upon credit event notice	$43,000	$37,802

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	April 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43,000	39,002

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	43,000	39,356

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR + 220bp, due 2/25/35)	February 25, 2035	2.06% Monthly	Specified amount upon credit event notice	28,289	26,928

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	Specified amount upon credit event notice	32,243	28,970

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	43,000	41,320

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	43,000	42,068

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	Specified amount upon credit event notice	16,384	15,257

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	Specified amount upon credit event notice	16,384	15,125

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	Specified amount upon credit event notice	20,620	18,584

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	Specified amount upon credit event notice	15,633	14,540

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	Specified amount upon credit event notice	15,632	14,776

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	17,046	12,224

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	Specified amount upon credit event notice	17,202	13,394

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	Specified amount upon credit event notice	25,220	15,496

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	Specified amount upon credit event notice	17,912	15,844

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	Specified amount upon credit event notice	13,872	10,365

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	20,879	19,700

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	Specified amount upon credit event notice	17,102	16,207

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	Specified amount upon credit event notice	27,935	15,554

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	Specified amount upon credit event notice	22,737	20,525

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43,000	11,873

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	Specified amount upon credit event notice	12,666	10,974

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43,000	12,207

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43,000	11,741

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43,000	12,749

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	13,639	12,805

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	Specified amount upon credit event notice	15,932	15,302

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	Specified amount upon credit event notice	18,669	8,135

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	43,000	16,710

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	20,426	14,629

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43,000	30,897

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43,000	37,114

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	Specified amount upon credit event notice	43,000	40,832

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	Specified amount upon credit event notice	41,462	39,794

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	Specified amount upon credit event notice	35,714	33,672

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	Specified amount upon credit event notice	33,714	32,049

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43,000	40,124

Deutsche Bank AG (ABX. HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	300,000	(78,479)

JP Morgan Chase & Co. (ABX.HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	17,000,000	(6,831,986)

Merrill Lynch & Co., Inc. (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	9,748,292	(137,426)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	0.86% Quarterly	30,000,000	(976,099)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	1.135% Quarterly	10,000,000	(240,647)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	12,000,000	(120,849)

			Total Unrealized Depreciation		$(7,530,842)

A	The rates indicated are annual rates, which are paid or received monthly, quarterly or upon a credit event notice as noted in the table
B	100 basis points = 1%.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Premier Bond Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Premier Bond Fund
Date:	November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Premier Bond Fund
Date:	November 19, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Premier Bond Fund
Date:	November 19, 2008